Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2021
Intangible Assets, Net
Schedule of impaired intangible assets

	December 31, 2020			September 30, 2021
	Gross carrying	Accumulated	Net carrying	Gross carrying	Accumulated	Net carrying
	value	amortization	value	value	amortization	value
Domain names and others	4,071	(3,458)	613	4,048	(4,045)	3